INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 11,929	$ 12,927
In-process inventories	11,428	6,379
Finished goods	2,974	2,509
Total	$ 26,331	$ 21,815